Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Profit for the period attributable to equity owners of the parent (€m)	48.5	57.1	77.4	89.8
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	139.8	152.4	140.8	153.5
Basic earnings per share	€0.35	€0.37	€0.55	€0.59

Schedule of Diluted Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	48.5	57.1	77.4	89.8
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	140.1	152.6	141.1	153.7
Diluted earnings per share	€0.35	€0.37	€0.55	€0.58